ORGANIZATION AND DESCRIPTION OF BUSINESS (Details Narrative)		9 Months Ended		12 Months Ended
	Feb. 14, 2025 shares	Sep. 30, 2025 USD ($) Subsidiary $ / shares shares	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Oct. 27, 2025 $ / shares shares	Oct. 26, 2025 shares	Aug. 18, 2025 USD ($)	Jun. 30, 2025 USD ($)	Apr. 15, 2025 $ / shares	Apr. 11, 2025 USD ($)	Mar. 31, 2025 USD ($)	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)
Property, Plant and Equipment [Line Items]
Incorporation date		Oct. 12, 2017		Oct. 12, 2017
Accumulated deficit | $		$ 21,773,931		$ 3,203,361
Working capital deficit | $		9,600,000		7,800,000
Net cash used in operating activities | $		8,771,919	$ 1,165,585	1,371,281	$ 1,987,771
Restricted Cash, Current | $				2,048
Number of first tier wholly | Subsidiary		2
Number of second tier wholly | Subsidiary		3
Stockholders' equity | $		$ 15,410,101		$ 3,467,758					$ 10,448,853			$ 9,400,274
Share price | $ / shares		$ 5.00
Common stock, par value per share | $ / shares		$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares outstanding		2,662,489		10,592,607	7,341,607
Restricted cash | $		$ 0
Minimum [Member]
Property, Plant and Equipment [Line Items]
Stockholders' equity | $									10,000,000
Market value of listed securities | $											$ 50,000,000
Share price | $ / shares										$ 1.00
Maximum [Member]
Property, Plant and Equipment [Line Items]
Market value of listed securities | $								$ 5,000,000
Common Stock [Member]
Property, Plant and Equipment [Line Items]
Stockholders' equity | $		$ 266	$ 499	$ 35	$ 499				$ 135			$ 107	$ 499	$ 499
Western Acquisition Ventures Corp [Member]
Property, Plant and Equipment [Line Items]
Number of preferred stock converted	500,000
Western Acquisition Ventures Corp [Member] | Series A Preferred Stock [Member]
Property, Plant and Equipment [Line Items]
Number of preferred stock converted	106,816
Western Acquisition Ventures Corp [Member] | Series B Preferred Stock [Member]
Property, Plant and Equipment [Line Items]
Number of preferred stock converted	3,000
Western Acquisition Ventures Corp [Member] | Series C Preferred Stock [Member]
Property, Plant and Equipment [Line Items]
Number of preferred stock converted	4,851
Western Acquisition Ventures Corp [Member] | Series D Preferred Stock [Member]
Property, Plant and Equipment [Line Items]
Number of preferred stock converted	6,666,666
Western Acquisition Ventures Corp [Member] | Series A Warrants [Member]
Property, Plant and Equipment [Line Items]
Number of preferred stock converted	22,696
Western Acquisition Ventures Corp [Member] | Series B Warrants [Member]
Property, Plant and Equipment [Line Items]
Number of preferred stock converted	200,000
Western Acquisition Ventures Corp [Member] | Series D Warrants [Member]
Property, Plant and Equipment [Line Items]
Number of preferred stock converted	242,424
Western Acquisition Ventures Corp [Member] | Common Stock Warrant [Member]
Property, Plant and Equipment [Line Items]
Number of preferred stock converted	9,006
Western Acquisition Ventures Corp [Member] | Series D Private Placement [Member]
Property, Plant and Equipment [Line Items]
Number of preferred stock converted	15,760
Western Acquisition Ventures Corp [Member] | Common Stock [Member]
Property, Plant and Equipment [Line Items]
Number of preferred stock converted	218,102
Alliance Global Partners [Member] | Common Stock [Member]
Property, Plant and Equipment [Line Items]
Number of preferred stock converted	16,667
Seward & Kissel LLP [Member] | Common Stock [Member]
Property, Plant and Equipment [Line Items]
Number of preferred stock converted	8,333
Baker & Hostetler LLP [Member] | Common Stock [Member]
Property, Plant and Equipment [Line Items]
Number of preferred stock converted	2,627
Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Common stock, par value per share | $ / shares						$ 0.0001
Common stock, shares outstanding						2,884,447	86,533,435
Subsequent Event [Member] | Western Acquisition Ventures Corp [Member]
Property, Plant and Equipment [Line Items]
Number of preferred stock converted	15,000,000
Subsequent Event [Member] | Western Acquisition Ventures Corp [Member] | Series A Preferred Stock [Member]
Property, Plant and Equipment [Line Items]
Number of preferred stock converted	106,816
Subsequent Event [Member] | Western Acquisition Ventures Corp [Member] | Series B Preferred Stock [Member]
Property, Plant and Equipment [Line Items]
Number of preferred stock converted	3,000
Subsequent Event [Member] | Western Acquisition Ventures Corp [Member] | Series C Preferred Stock [Member]
Property, Plant and Equipment [Line Items]
Number of preferred stock converted	4,851
Subsequent Event [Member] | Western Acquisition Ventures Corp [Member] | Series D Preferred Stock [Member]
Property, Plant and Equipment [Line Items]
Number of preferred stock converted	6,666,667
Subsequent Event [Member] | Western Acquisition Ventures Corp [Member] | Series A Warrants [Member]
Property, Plant and Equipment [Line Items]
Number of preferred stock converted	680,875
Subsequent Event [Member] | Western Acquisition Ventures Corp [Member] | Series B Warrants [Member]
Property, Plant and Equipment [Line Items]
Number of preferred stock converted	6,000,000
Subsequent Event [Member] | Western Acquisition Ventures Corp [Member] | Series D Warrants [Member]
Property, Plant and Equipment [Line Items]
Number of preferred stock converted	7,272,728
Subsequent Event [Member] | Western Acquisition Ventures Corp [Member] | Common Stock [Member]
Property, Plant and Equipment [Line Items]
Number of preferred stock converted	6,543,073
Subsequent Event [Member] | Western Acquisition Ventures Corp [Member] | Common Stock Warrant [Member]
Property, Plant and Equipment [Line Items]
Number of preferred stock converted	270,171
Subsequent Event [Member] | Western Acquisition Ventures Corp [Member] | Series D Private Placement [Member]
Property, Plant and Equipment [Line Items]
Number of preferred stock converted	472,813
Subsequent Event [Member] | Alliance Global Partners [Member] | Common Stock [Member]
Property, Plant and Equipment [Line Items]
Number of preferred stock converted	500,000
Subsequent Event [Member] | Seward & Kissel LLP [Member] | Common Stock [Member]
Property, Plant and Equipment [Line Items]
Number of preferred stock converted	250,000
Subsequent Event [Member] | Baker & Hostetler LLP [Member] | Common Stock [Member]
Property, Plant and Equipment [Line Items]
Number of preferred stock converted	78,803